Deutsche Asset
& Wealth Management
                                                                       [DB Logo]



Summary Prospectus | May 1, 2015



Deutsche Core Plus Income Fund

(formerly DWS Core Plus Income Fund)





 CLASS/Ticker    A   SZIAX    B   SZIBX    C   SZICX    INST   SZIIX    S   SCSBX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated May 1, 2014, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 11) and Purchase and Redemption of Shares in the fund's SAI (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            4.50     None       None     None    None
------------------------------------      ----     --         --       ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    ------   ----       ----       ------  ---
Account Maintenance Fee (annually,
for fund account balances below
$10,000 and subject to certain
exceptions)                            $   20    $20        $20        None    $20
------------------------------------   -------   ----       ----       ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                           A          B          C        INST           S
                                   ---------  ---------  ---------  ----------  ----------
Management fee                         0.47       0.47       0.47       0.47        0.47
----------------------------------     ----       ----       ----       ----        ----
Distribution/service (12b-1) fees      0.23       0.99       1.00      None        None
----------------------------------     ----       ----       ----      -----       -----
Other expenses                         0.38       0.68       0.41       0.27        0.37
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               1.08       2.14       1.88       0.74        0.84
----------------------------------     ----       ----       ----      -----       -----
Fee waiver/expense reimbursement       0.20       0.51       0.25       0.11        0.21
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT                          0.88       1.63       1.63       0.63        0.63
----------------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed through April 30, 2016 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.88%, 1.63%, 1.63%, 0.63% and 0.63% for Class A, Class B, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period)remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 536     $ 566     $ 266     $64     $  64
--       -----     -----     -----     ---     -----
3          759       921       567     226       247
--       -----     -----     -----     ---     -----
5        1,000     1,302       993     401       445
--       -----     -----     -----     ---     -----
10       1,691     1,910     2,181     908     1,018
--       -----     -----     -----     ---     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 536     $ 166     $ 166     $64     $  64
--       -----     -----     -----     ---     -----
3          759       621       567     226       247
--       -----     -----     -----     ---     -----
5        1,000     1,102       993     401       445
--       -----     -----     -----     ---     -----
10       1,691     1,910     2,181     908     1,018
--       -----     -----     -----     ---     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2015: 317%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests mainly in US dollar-denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may also invest significantly in foreign investment grade fixed income securities, non-investment grade securities (high yield or junk bonds) of US and foreign issuers (including issuers in countries with new or emerging securities markets), or, to maintain liquidity, in cash or money market instruments.


MANAGEMENT PROCESS. In choosing securities, portfolio management uses distinct processes for various types of securities.


US INVESTMENT GRADE SECURITIES. Portfolio management typically:

o ranks securities based on portfolio management's assessment of creditworthiness, cash flow and price

o seeks to determine the value of each security by examining the issuer's credit quality, debt structure, option value and liquidity risks to identify any inefficiencies between this value and market trading price

o uses credit analysis in an effort to determine the issuer's ability to fulfill its contracts

o uses a bottom-up approach that subordinates sector weightings to individual securities that portfolio management believes may add above-market value


FOREIGN INVESTMENT GRADE AND EMERGING MARKETS HIGH YIELD SECURITIES. Portfolio management uses a relative value strategy that seeks to identify the most attractive foreign markets, then searches those markets for securities that portfolio management believes offer incremental value over US Treasuries. With emerging market securities, portfolio management also considers short-term factors such as market sentiment, capital flows, and new issue programs.


HIGH YIELD SECURITIES (OTHER THAN EMERGING MARKETS SECURITIES). Portfolio management typically:

o analyzes economic conditions for improving or undervalued sectors and industries

o uses independent credit research and on-site management visits to evaluate individual issuer's debt service, growth rate, and both downgrade and upgrade potential

o  assesses new issues versus secondary market opportunities

o seeks issues within attractive industry sectors and with strong long-term fundamentals and improving credit

DERIVATIVES. Portfolio management generally may use futures contracts, options on interest rate swaps, options on interest rate futures contracts, or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes) or for non-hedging purposes to seek to enhance potential gains. Portfolio management may also use (i) option contracts in order to gain exposure to a particular market or security, to seek to increase the fund's income, or to hedge against changes in a particular market or security, (ii) total return swaps to seek to enhance potential gains by increasing or reducing the fund's exposure to a particular sector or market or as a substitute for direct investment, or (iii) credit default swaps to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use forward currency contracts (i) to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings;
(ii) to facilitate transactions in foreign currency denominated securities; or
(iii) for non-hedging purposes to seek to enhance potential gains.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.



                                       2
                                                  Deutsche Core Plus Income Fund


                                                  SUMMARY PROSPECTUS May 1, 2015

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



                                       3
                                                  Deutsche Core Plus Income Fund


                                                  SUMMARY PROSPECTUS May 1, 2015

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


ACTIVE TRADING RISK. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2005      2006      2007       2008       2009      2010      2011      2012      2013       2014
  2.33      4.34      3.88       -17.69     9.74      6.92      5.62      7.96       -3.22     5.24






                    RETURNS    PERIOD ENDING
 BEST QUARTER       4.92%      September 30, 2009
 WORST QUARTER     -11.70%     December 31, 2008
 YEAR-TO-DATE       1.29%      March 31, 2015

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2014 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                 CLASS          1          5         10
                             INCEPTION       YEAR      YEARS      YEARS
                           -----------  ---------  ---------  ---------
CLASS A before tax         6/25/2001       0.51        3.47       1.74
-------------------------  ---------      -----        ----       ----
  After tax on distribu-
  tions                                    -0.74       2.33       0.31
  After tax on distribu-
  tions and sale of fund
  shares                                   0.28        2.24       0.79
-------------------------  ---------      ------       ----       ----
CLASS B before tax         6/25/2001       1.45        3.47       1.41
-------------------------  ---------      ------       ----       ----
CLASS C before tax         6/25/2001       4.46        3.62       1.42
-------------------------  ---------      ------       ----       ----
INST CLASS before tax      6/25/2001       5.42        4.69       2.49
-------------------------  ---------      ------       ----       ----
CLASS S before tax         4/24/1928       5.51        4.66       2.44
-------------------------  ---------      ------       ----       ----
BARCLAYS U.S. AGGREGATE
BOND INDEX (reflects no
deduction for fees,
expenses or taxes)                         5.97        4.45       4.71
-------------------------  ---------      ------       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2011.


JOHN D. RYAN, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2012.


GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2012.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

                                       4
                                                  Deutsche Core Plus Income Fund


                                                  SUMMARY PROSPECTUS May 1, 2015

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset & Wealth Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset & Wealth Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset & Wealth Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset & Wealth Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       5
                                                  Deutsche Core Plus Income Fund
                                        SUMMARY PROSPECTUS May 1, 2015 DCPIF-SUM